American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
January 31, 2022

NT Heritage - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.2%
HEICO Corp.	98,076	13,376,586
Auto Components — 1.7%
Aptiv plc(1)	141,144	19,277,447
Beverages — 0.4%
Celsius Holdings, Inc.(1)	86,576	4,132,272
Biotechnology — 5.2%
Alnylam Pharmaceuticals, Inc.(1)	112,174	15,435,143
Biohaven Pharmaceutical Holding Co. Ltd.(1)	57,378	7,623,815
Horizon Therapeutics plc(1)	150,925	14,085,830
Natera, Inc.(1)	92,715	6,550,315
Neurocrine Biosciences, Inc.(1)	85,008	6,717,332
Sarepta Therapeutics, Inc.(1)	101,488	7,263,496
		57,675,931
Building Products — 2.5%
Trane Technologies plc	105,294	18,226,391
Zurn Water Solutions Corp.	289,783	8,849,973
		27,076,364
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	194,592	33,532,094
MSCI, Inc.	38,851	20,828,798
		54,360,892
Chemicals — 1.8%
Albemarle Corp.	31,667	6,990,173
Element Solutions, Inc.	597,318	13,403,816
		20,393,989
Communications Equipment — 4.9%
Arista Networks, Inc.(1)	261,561	32,514,648
F5, Inc.(1)	102,764	21,335,862
		53,850,510
Containers and Packaging — 2.1%
Avery Dennison Corp.	85,196	17,500,962
Ball Corp.	53,987	5,242,138
		22,743,100
Electrical Equipment — 6.0%
AMETEK, Inc.	151,910	20,776,731
Generac Holdings, Inc.(1)	26,204	7,399,485
nVent Electric plc	286,530	9,911,073
Plug Power, Inc.(1)	171,583	3,752,520
Regal Rexnord Corp.	96,448	15,285,079
Rockwell Automation, Inc.	30,617	8,855,049
		65,979,937
Electronic Equipment, Instruments and Components — 3.8%
Cognex Corp.	221,145	14,697,297
Keysight Technologies, Inc.(1)	159,664	26,954,476
		41,651,773
Entertainment — 2.0%
Live Nation Entertainment, Inc.(1)	84,750	9,280,973
ROBLOX Corp., Class A(1)	53,348	3,513,499

Roku, Inc.(1)	54,229	8,896,267
		21,690,739
Equity Real Estate Investment Trusts (REITs) — 0.2%
Rexford Industrial Realty, Inc.	29,711	2,173,954
Food Products — 1.0%
Hershey Co. (The)	55,958	11,027,643
Health Care Equipment and Supplies — 4.9%
Align Technology, Inc.(1)	16,965	8,396,996
DexCom, Inc.(1)	41,089	17,687,993
IDEXX Laboratories, Inc.(1)	41,071	20,835,318
Teleflex, Inc.	22,799	7,072,022
		53,992,329
Health Care Providers and Services — 1.2%
Amedisys, Inc.(1)	53,827	7,272,028
R1 RCM, Inc.(1)	268,584	6,386,927
		13,658,955
Health Care Technology — 1.6%
Veeva Systems, Inc., Class A(1)	76,171	18,017,488
Hotels, Restaurants and Leisure — 6.3%
Airbnb, Inc., Class A(1)	110,992	17,089,438
Chipotle Mexican Grill, Inc.(1)	14,713	21,857,339
Hilton Worldwide Holdings, Inc.(1)	208,702	30,284,747
		69,231,524
Interactive Media and Services — 2.0%
Match Group, Inc.(1)	128,720	14,506,744
Pinterest, Inc., Class A(1)	264,676	7,823,823
		22,330,567
Internet and Direct Marketing Retail — 1.5%
Chewy, Inc., Class A(1)(2)	130,071	6,192,680
Etsy, Inc.(1)	64,729	10,167,632
		16,360,312
IT Services — 5.0%
Block, Inc.(1)	51,357	6,280,448
Cloudflare, Inc., Class A(1)	110,736	10,674,950
EPAM Systems, Inc.(1)	38,985	18,562,318
Okta, Inc.(1)	77,850	15,405,736
Twilio, Inc., Class A(1)	20,714	4,269,570
		55,193,022
Life Sciences Tools and Services — 5.6%
10X Genomics, Inc., Class A(1)	57,463	5,531,963
Agilent Technologies, Inc.	100,225	13,963,347
Bio-Techne Corp.	29,091	10,950,143
Mettler-Toledo International, Inc.(1)	15,803	23,272,762
Repligen Corp.(1)	38,357	7,607,728
		61,325,943
Machinery — 2.5%
Graco, Inc.	148,424	10,769,645
Parker-Hannifin Corp.	53,292	16,521,053
		27,290,698
Professional Services — 3.6%
CoStar Group, Inc.(1)	137,625	9,655,770
Jacobs Engineering Group, Inc.	131,862	17,165,795
Verisk Analytics, Inc.	65,676	12,881,034
		39,702,599

Road and Rail — 0.5%
Lyft, Inc., Class A(1)	142,484	5,488,484
Semiconductors and Semiconductor Equipment — 4.9%
Enphase Energy, Inc.(1)	96,539	13,560,833
Marvell Technology, Inc.	288,044	20,566,342
Monolithic Power Systems, Inc.	21,561	8,687,574
Skyworks Solutions, Inc.	76,751	11,245,556
		54,060,305
Software — 16.7%
Atlassian Corp. plc, Class A(1)	34,100	11,059,994
Autodesk, Inc.(1)	45,955	11,479,100
Cadence Design Systems, Inc.(1)	227,673	34,638,170
Coupa Software, Inc.(1)	24,381	3,273,637
Datadog, Inc., Class A(1)	137,599	20,104,590
DocuSign, Inc.(1)	99,492	12,513,109
HubSpot, Inc.(1)	15,853	7,748,946
Manhattan Associates, Inc.(1)	160,074	21,429,106
Palantir Technologies, Inc., Class A(1)	364,002	4,990,467
Palo Alto Networks, Inc.(1)	81,074	41,947,688
Trade Desk, Inc. (The), Class A(1)	205,256	14,273,502
		183,458,309
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	52,602	12,462,992
Carvana Co.(1)	48,728	7,896,860
Five Below, Inc.(1)	37,013	6,070,132
		26,429,984
Textiles, Apparel and Luxury Goods — 1.8%
lululemon athletica, Inc.(1)	58,098	19,390,788
Trading Companies and Distributors — 1.0%
W.W. Grainger, Inc.	22,272	11,027,090
TOTAL COMMON STOCKS (Cost $898,159,822)		1,092,369,534
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	69,874	69,874
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,289,823	6,289,823
		6,359,697
Repurchase Agreements — 1.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $ 3,696,737) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $ 3,632,504)		3,632,502
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/15/41, valued at $ 12,351,225) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $ 12,109,007)		12,109,000
		15,741,502
TOTAL SHORT-TERM INVESTMENTS (Cost $22,101,199)		22,101,199
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $920,261,021)		1,114,470,733
OTHER ASSETS AND LIABILITIES — (1.2)%		(13,609,016)
TOTAL NET ASSETS — 100.0%		$1,100,861,717

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,192,680. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,337,109, which includes securities collateral of $47,286.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,092,369,534	—	—
Short-Term Investments	6,359,697	15,741,502	—
	1,098,729,231	15,741,502	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.